Borrowings (Details) - USD ($) $ / shares in Units, shares in Millions	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021
Disclosure Of Detailed Information About Borrowings Text Block Abstract
Pre-existing loan (in Dollars)		$ 1,500,000
Senior secured promissory note percentage	7.00%
Issue discount percent	7.00%
Warrant exercisable (in Shares)	0.5
Strike price (in Dollars per share)	$ 10
Additional interest rate percent	13.00%
Senior Secured Promissory Note (in Dollars)	$ 1,000,000